Subsequent events	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
53.	Subsequent events
To enhance shareholder value, the Group resolved to acquire and retire treasury shares totaling ~~W~~ 500 billion based on a resolution of the Board of Directors on February 5, 2026.